FINAL REPORT






                                    SOVEREIGN
                                 U.S. GOVERNMENT
                                INCOME FUND Funds






                               John Hancock Funds



                                DECEMBER 4, 1998

           John Hancock Funds - Sovereign U.S. Government Income Fund

                                    Trustees
                             Edward J. Boudreau, Jr.
                              Dennis S. Aronowitz*
                            Richard P. Chapman, Jr.*
                               William J. Cosgrove
                                Douglas M. Costle
                                Leland O. Erdahl
                               Richard A. Farrell
                                 Gail D. Fosler
                                William F. Glavin
                                 Anne C. Hodsdon
                                  John A. Moore
                              Patti McGill Peterson
                                 John W. Pratt*
                               Richard S. Scipione
                        * Members of the Audit Committee
                                    Officers
                             Edward J. Boudreau, Jr.
                      Chairman and Chief Executive Officer
                                 Anne C. Hodsdon
                                 President,Chief
                              Operating Officer and
                            Chief Investment Officer
                                 Osbert M. Hood
                            Senior Vice President and
                             Chief Financial Officer
                                 Susan S. Newton
                          Vice President and Secretary
                               James J. Stokowski
                          Vice President and Treasurer
                                Thomas H. Connors
                      Vice President and Compliance Officer
                                    Custodian
                         Investors Bank & Trust Company
                              200 Clarendon Street
                           Boston, Massachusetts 02116
                                 Transfer Agent
                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000
                               Investment Adviser
                           John Hancock Advisers, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                              Principal Distributor
                            John Hancock Funds, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                                  Legal Counsel
                                  Hale and Dorr
                                 60 State Street
                           Boston, Massachusetts 02109


           John Hancock Funds - Sovereign U.S. Government Income Fund

Statement of Assets and Liabilities
December 4, 1998 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------

Assets:
     Investments at value - Note C:
                             United States government and agencies securities
                                                        (cost -  $378,389,161  )                                $389,606,430
                             Joint repurchase agreement (cost -$31,036,000     )                                  31,036,000
                             Corporate savings account                                                                   891
                                                                                                          -------------------
                                                                                                                 420,643,321
     Receivable for investments sold                                                                               1,883,220
     Receivable for shares sold                                                                                        3,320
     Interest receivable                                                                                           4,841,983
     Other assets                                                                                                     41,656
                                                                                                          -------------------
                                                                               Total Assets                      427,413,500
                                                                               ----------------------------------------------
Liabilities:
     Payable for investments purchased                                                                            54,388,682
     Payable for shares repurchased                                                                                    3,694
     Payable for futures variation margin - Note A                                                                    33,548
     Payable to John Hancock Advisers, Inc.
          and affiliates - Note B                                                                                    238,315
     Accounts payable and accrued expenses                                                                           107,397
                                                                                                          -------------------
                                                                               Total Liabilities                  54,771,636
                                                                               ----------------------------------------------
Net Assets:
     Capital paid-in                                                                                             400,190,370
     Accumulated net realized loss on investments and financial future contracts                                 (38,749,678)
     Net unrealized appreciation of investments                                                                   11,220,009
     Distributions in excess of net investment income                                                                (18,837)
                                                                                                          ===================
                                                                               Net Assets                       $372,641,864
                                                                               ==============================================
Net Asset Value Per Share:
     (Based on net  assets  and  shares of  beneficial  interest  outstanding  -
     unlimited number of shares authorized with no par value)
     Class A -                                   $285,764,515 /28,245,127                                             $10.12
     ========================================================================================================================
     Class B -                                    $86,877,349 /8,587,007                                              $10.12
     ========================================================================================================================
Maximum Offering Price Per Share*
     Class A -                    (                    $10.12   x 104.71%)                                            $10.60
     ========================================================================================================================
     * On single  retail  sales of less than  $100,000.  On sales of $100,000 or more and on group sales the offering price is reduced.



                       SEE NOTES TO FINANCIAL STATEMENTS


           John Hancock Funds - Sovereign U.S. Government Income Fund

Statement of Operations
Period from June 1, 1998 to December 4, 1998 (Unaudited)
------------------------------------------------------------------------------------------------------

Investment Income:
   Interest                                                                              $ 13,679,554
                                                                      --------------------------------

   Expenses:
   Investment management fee - Note B                                                         956,387
   Distribution and service fee - Note B
     Class A                                                                                  439,626
     Class B                                                                                  447,353
   Transfer agent fee - Note B                                                                461,183
   Custodian fee                                                                               48,441
   Printing                                                                                    38,239
   Financial services fee - Note B                                                             28,547
   Registration and filing fees                                                                22,111
   Miscellaneous                                                                                7,937
   Auditing fee                                                                                 3,500
   Trustees' fees                                                                               2,416
   Legal fees                                                                                   1,273
                                                                      --------------------------------
                 Total Expenses                                                             2,457,013
                 -------------------------------------------------------------------------------------
                 Net Investment Income                                                     11,222,541
                 -------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments
and Financial Future Contracts:
   Net realized gain on investments sold                                                    5,794,660
   Net realized gain on financial futures contracts                                         2,118,691
   Change in net unrealized appreciation/depreciation
    of investments                                                                           (273,661)
   Change in net unrealized appreciation/depreciation
     of financial futures contracts                                                            (5,250)
                                                                      --------------------------------
                 Net Realized and Unrealized Gain on
                 Investments and Financial Futures Contracts                                7,634,440
                 -------------------------------------------------------------------------------------
                 Net Increase in Net Assets
                 Resulting from Operations                                               $ 18,856,981
                 =====================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS

           John Hancock Funds - Sovereign U.S. Government Income Fund

Statement of Changes in Net Assets
---------------------------------------------------------------------------------------------------------------------

                                                                                          PERIOD FROM JUNE 1, 1998 TO
                                                                      YEAR ENDED               DECEMBER 4, 1998
                                                                     MAY 31, 1998                (UNAUDITED)
                                                                   ---------------       ----------------------------
Increase (Decrease) in Net Assets:
From Operations:
  Net investment income                                              $24,465,938                 $11,222,541
  Net realized gain on investments sold and financial futures
  contracts                                                            2,936,186                   7,913,351
  Change in net unrealized appreciation/depreciation of
  investments and financial futures contracts                         11,373,422                    (278,911)
                                                                      ----------         ----------------------------
    Net Increase in Net Assets Resulting from Operations              38,775,546                  18,856,981
                                                                      ----------         ----------------------------

Distributions to Shareholders:
  Dividends from net investment income
    Class A - ($0.6364 and $0.3047 per share, respectively)          (19,290,057)                 (8,840,295)
    Class B - ($0.5689 and $0.2694 per share, respectively)           (5,223,588)                 (2,382,246)
                                                                      ----------         ----------------------------
    Total Distributions to Shareholders                              (24,513,645)                (11,222,541)
                                                                      ----------         ----------------------------

From Fund Share Transactions - Net*                                  (45,269,176)                 (2,923,924)
                                                                      ----------         ----------------------------

Net Assets:
  Beginning of period                                                398,938,623                 367,931,348
                                                                      ----------         ----------------------------
  End of period (including distributions in excess of net
  investment income $196,173 and $18,837, respectively)             $367,931,348                $372,641,864
                                                                      ==========         ============================


                       SEE NOTES TO FINANCIAL STATEMENTS


* Analysis of Fund Share Transactions:


                                                                                            PERIOD FROM JUNE 1, 1998 TO
                                                               YEAR ENDED                        DECEMBER 4, 1998
                                                              MAY 31, 1998                         (UNAUDITED)
                                                 ---------------------------------------------------------------------------
CLASS A                                               SHARES             AMOUNT             SHARES               AMOUNT
                                                    -----------       -------------      -------------         ------------
   Shares sold                                       1,581,221        $15,573,019          2,195,950           $22,121,024
   Shares issued to shareholders in
   reinvestment of distributions                     1,562,529         15,369,047            715,195             7,110,370
                                                    -----------        ----------         ------------         ------------
                                                     3,143,750         30,942,066          2,911,145            29,231,394
   Less shares repurchased                          (6,008,099)       (59,106,595)        (3,443,823)          (34,687,332)
                                                    ===========        ==========         ============         ============
   Net decrease                                     (2,864,349)      ($28,164,529)          (532,678)          ($5,455,938)
                                                    ===========        ==========         ============         ============
CLASS B
   Shares sold                                       1,106,741        $10,958,277          3,051,722           $30,797,080
   Shares issued to shareholders in
   reinvestment of distributions                       285,916          2,811,860            128,161             1,263,084
                                                    -----------        ----------         ------------         ------------
                                                     1,392,657         13,770,137          3,179,883            32,060,164
   Less shares repurchased                          (3,137,772)       (30,874,784)        (2,923,131)          (29,528,150)
                                                    ===========        ==========         ============         ============
   Net increase (decrease)                          (1,745,115)      ($17,104,647)           256,752            $2,532,014
                                                    ===========        ==========         ============         ============



                       SEE NOTES TO FINANCIAL STATEMENTS



           John Hancock Funds - Sovereign U.S. Government Income Fund

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated, investment returns, key ratios and supplemental data are as follows:
 ..............................................


                                                                                                            PERIOD FROM JUNE 1, 1998
                                                YEAR ENDED OCTOBER 31,        PERIOD FROM                             TO
                                         -------------------------------    NOVEMBER 1, 1996      YEAR ENDED    DECEMBER 4, 1998
                                          1993      1994     1995     1996  TO MAY 31, 1997(5)   MAY 31, 1998     (UNAUDITED)
                                          ----      ----     ----     ----  ------------------   ------------     -----------



CLASS A
Per Share Operating Performance
   Net Asset Value, Beginning of Period  $10.29    $10.89    $9.24    $10.01       $9.75           $9.56              $9.92
                                          -----     -----    ------   ------     ---------       ---------      --------------
   Net Investment Income                   0.68(1)   0.65     0.65      0.64(1)     0.37(1)         0.64(1)            0.30(1)
   Net Realized and Unrealized Gain
    (Loss) on Investments
     and Financial Futures Contracts       0.61     (1.34)    0.77     (0.26)      (0.19)           0.36               0.20
                                          -----     -----    ------   ------     ----------       ---------      --------------
        Total from Investment Operations   1.29     (0.69)    1.42      0.38        0.18            1.00               0.50
                                          -----     -----    ------   ------     ----------       ---------      --------------

  Less Distribution:
    Dividends from Net Investment Income  (0.68)    (0.65)   (0.65)    (0.64)      (0.36)          (0.64)             (0.30)
    Distributions form Net Realized Gain
    on Investments Sold                   (0.01)    (0.31)     -        -            -               -                   -
    Distributions from Capital Paid-In      -         -        -        -          (0.01)            -                   -
                                          -----     -----    ------   ------     ----------       ---------      --------------
        Total Distributions               (0.69)    (0.96)   (0.65)    (0.64)      (0.37)          (0.64)             (0.30)
                                          -----     -----    ------   ------     ----------       ---------      --------------
   Net Asset Value, End of Period        $10.89     $9.24   $10.01     $9.75       $9.56           $9.92             $10.12
                                          =====     =====    ======   ======     ==========       =========      ==============
   Total Investment Return at Net Asset
   Value (2)                             12.89%    (6.66%)   15.90%    4.02%       1.92% (3)       10.68%              7.95% (3)

Ratios and Supplemental Data
   Net Assets, End of Period
   (000s omitted)                     $375,416  $315,372  $370,966  $330,162    $302,589         $285336           $285,765
   Ratio of Expenses to Average
   Net Assets                            1.30%     1.23%     1.17%     1.15%       1.17% (4)       1.14%              1.12% (4)
   Ratio of Net Investment Income
   to Average Net Assets                 6.47%     6.62%     6.76%     6.58%       6.69% (4)       6.48%              6.03% (4)
   Portfolio Turnover Rate                273%      127%       94%      143%         88%            148%               138%



CLASS B
Per Share Operating Performance
   Net Asset Value, Beginning
   of Period                           $10.28    $10.88     $9.23    $10.00        $9.74           $9.56              $9.92
                                         -----    -----    ------    ------   ----------       ---------     --------------
   Net Investment Income                 0.66(1)   0.61      0.60      0.58(1)      0.33(1)         0.57(1)            0.27 (1)
   Net Realized and Unrealized Gain
   (Loss) on Investments  and
   Financial Futures Contracts           0.61     (1.34)     0.77     (0.26)       (0.18)           0.36               0.20
                                         -----    -----    ------    ------   ----------       ---------     --------------
        Total from Investment Operations 1.27     (0.73)     1.37      0.32         0.15            0.93               0.47
                                         -----    -----    ------    ------   ----------       ---------     --------------

  Less Distribution:
    Dividends from Net Investment Income (0.66)   (0.61)    (0.60)    (0.58)       (0.32)          (0.57)             (0.27)
    Distributions form Net Realized Gain
    on Investments sold                  (0.01)   (0.31)       -         -           -              -                -
    Distributions from Capital Paid-In      -        -         -         -         (0.01)           -                -
                                         -----    -----    ------    ------   ----------       ---------     --------------
                                         -----    -----    ------    ------   ----------       ---------     --------------
        Total Distributions              (0.67)   (0.92)    (0.60)    (0.58)       (0.33)          (0.57)             (0.27)
                                         -----    -----    ------    ------   ----------       ---------     --------------
                                         =====    =====    ======    ======   ==========       =========     ==============
   Net Asset Value, End of Period       $10.88    $9.23    $10.00     $9.74        $9.56           $9.92             $10.12
                                         =====    =====    ======    ======   ==========       =========     ==============
   Total Investment Return at Net Asset
   Value(2)                             12.66%   (7.05%)   15.27%     3.33%        1.61%(3)         9.93%             7.26%(3)

Ratios and Supplemental Data
   Net Assets, End of Period
  (000s omitted)                     $244,133  $196,899  $130,824  $112,228      $96,349         $82,596             $8,587
   Ratio of Expenses to Average
   Net Assets                           1.51%     1.64%     1.72%     1.82%        1.86%(4)        1.83%              1.82%(4)
   Ratio of Net Investment Income
   to Average Net Assets                6.23%     6.19%     6.24%     5.91%        5.99%(4)        5.79%              5.33%(4)
   Portfolio Turnover Rate               273%      127%       94%      143%          88%            148%               138%

(1) Based on the average of shares outstanding at the end of each month.
(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(3) Not annualized.
(4) Annualized.
(5) Effective May 31, 1997, the fiscal year end changed from October 31 to May 31.


                       SEE NOTES TO FINANCIAL STATEMENTS


Schedule of Investments
December 4, 1998 (Unaudited)
--------------------------------------------------------
                                                                                    PAR VALUE
                                              INTEREST       MATURITY        (000s          MARKET
ISSUER, DESCRIPTION                            RATE            DATE          OMITTED)       VALUE
                                           -------------  --------------- ----------------------------

U.S. GOVERNMENT AND AGENCIES SECURITIES
Government - U.S. (32.37%)
United States Treasury,
Bond                                             10.750%     08-15-05          $ 4,335    $ 5,827,194
Bond                                             12.000      08-15-13           29,900     45,976,034
Bond                                              9.250      02-15-16           14,450     20,956,980
Bond                                              8.125      08-15-19           19,100     25,683,579
Note                                              8.875      02-15-99           22,000     22,168,520
                                                                                         -------------
                                                                                          120,612,307
                                                                                         -------------

Government - U.S. Agencies (72.18%)
Federal Home Loan Mortgage Corp.,
15 Yr Pass Thru Ctf                              10.500      02-01-03            1,841      1,876,655
30 Yr Pass Thru Ctf                               9.500      08-01-16            8,573      9,205,677
CMO REMIC 34-C                                    9.000      11-15-19            1,720      1,731,583
CMO REMIC 1142-H                                  7.950      12-15-20            5,107      5,154,760
CMO REMIC 1603-K                                  6.500      10-15-23            5,000      5,056,250
CMO REMIC 1608-L                                  6.500      09-15-23            5,000      5,157,800
CMO REMIC 1617-PM                                 6.500      11-15-23           10,000     10,187,500
CMO REMIC 1727-I                                  6.500      05-15-24            5,000      5,100,000
Deb                                               8.190      10-06-04            3,500      3,579,310
Deb                                               6.700      03-03-08            1,000        998,910
Federal National Mortgage Assn.,
10 Yr Pass Thru Ctf                               9.050      04-10-00            2,000      2,106,880
10 Yr Pass Thru Ctf                               8.900      06-12-00            5,000      5,292,200
15 Yr Pass Thru Ctf                               9.000      02-01-10            3,984      4,150,517
15 Yr Pass Thru Ctf+                              6.000   03-01-11 to 10-01-13  49,113     49,128,137
15 Yr Pass Thru Ctf                               6.500      05-01-13           14,140     14,334,623
CMO REMIC 1994-60-PJ                              7.000      04-25-24            6,100      6,305,875
CMO REMIC 1994-75-K                               7.000      04-25-24            3,100      3,205,594
CMO REMIC 1996-28-PK                              6.500      07-25-25            7,589      7,679,385
CMO REMIC G-8-E                                   9.000      04-25-21            4,018      4,312,203
CMO REMIC X-225C-TK                               6.500      12-25-23            5,032      5,156,190
Medium Term Note                                  7.230      03-30-06            3,000      3,017,820
Financing Corp.,
Bond                                             10.350      08-03-18            5,000      7,783,500
Government National Mortgage Assn.,
30 Yr Adjustable Rate Mortgage                   7.000#   10-20-22 to 10-20-23  10,427     10,550,704
30 Yr Pass Thru Ctf+                              6.000      10-01-28           18,500     18,326,470
30 Yr Pass Thru Ctf                               6.500   02-15-27 to 10-15-28  40,009     40,421,415
30 Yr Pass Thru Ctf                               7.500   08-15-23 to 02-15-26   7,860      8,109,628
30 Yr Pass Thru Ctf                               8.000      01-15-25            5,370      5,594,510
30 Yr Pass Thru Ctf                               9.000   08-15-16 to 12-15-17   5,812      6,241,512
Small Business Administration,
Pass Thru Ctf Ser 97-B                            7.100      02-01-17            4,725      5,002,726
Pass Thru Ctf Ser 97-D                            7.500      04-01-17            4,676      5,029,650
Pass Thru Ctf Ser 97-E                            7.300      05-01-17            2,342      2,503,086
Tennessee Valley Authority,
Note Ser D                                        8.250      04-15-42            5,305      6,693,053
                                                                                         -------------
                                                                                          268,994,123
                                                                                         -------------

TOTAL U.S. GOVERNMENT AND AGENCIES SECURITIES (104.55%)
(Cost $378,389,161)                                                                       389,606,430
                                                                                         -------------


                       SEE NOTES TO FINANCIAL STATEMENTS


                                                                            PAR VALUE
                                                          INTEREST            (000s        MARKET
ISSUER, DESCRIPTION                                         RATE             OMITTED)       VALUE
                                                        -------------    --------------  --------------

SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (8.33%)
Investment in a joint repurchase agreement
transaction with Lehman Brothers, dated 12-04-98,
due 12-07-98 (secured by U.S. Treasury Notes, 4.750%
thru 7.125%, due 09-30-99 thru 11-15-08) - Note A           4.600 %         $ 31,036     $ 31,036,000
                                                                                         -------------

Corporate Savings Account (0.00%)
Investors Bank & Trust Company
Daily Interest Savings Account                                                                    891
                                                                                         -------------
Current Rate 4.000%

TOTAL SHORT-TERM INVESTMENTS (8.33%)                                                       31,036,891
                                                                                         -------------
TOTAL INVESTMENTS (112.88%)                                                               420,643,321
                                                                                         -------------
OTHER ASSETS AND LIABILITIES, NET (12.88%)                                                (48,001,457)
                                                                                         -------------
TOTAL NET ASSETS (100.00%)                                                             $  372,641,864
                                                                                         =============



NOTES TO THE SCHEDULE OF INVESTMENT
# Represents  rate in effect on December 4, 1998.

+These securities having an aggregate value of $54,337,630 or 14.58% of the Fund's net assets have been purchased on a when issued basis. The purchase price and the interest rate of such securities are fixed at trade date, although the Fund does not earn any interest on such securities until settlement date. The Fund has instructed its Custodian Bank to segregate assets with a current value at least equal to the amount of its when issued commitments. Accordingly, the market value of $57,645,617 of U.S. Treasury Bond, 8.125% thru 12.00%, due 08-15-13 thru 08-15-19, and U.S. Treasury Note, 8.875%, due 02-15-99 has been segregated to cover the when issued commitments. The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.




                       SEE NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)
NOTE A --
ACCOUNTING POLICIES
John Hancock Strategic Series (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consisted of two series: John Hancock Sovereign U.S. Government Income Fund (the "Fund"), and John Hancock Strategic Income Fund. The other series of the Trust is reported in a separate financial statement. The investment objective of the Fund was to provide as high a level of income as is consistent with long-term total return by investing in securities issued, guaranteed or otherwise backed by the United States government, its agencies or instrumentalities. The Trustees authorized the issuance of multiple classes of shares of the Fund, designated as Class A and Class B shares. The shares of each class represented an interest in the same portfolio of investments of the Fund and had equal rights to voting, redemptions, dividends, and liquidation, except that certain expenses, subject to the approval of the Trustees, may have been applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bore distribution and service expenses under terms of a distribution plan had exclusive voting rights to that distribution plan.
      On November 11, 1998, the shareholders of the Fund approved a plan of reorganization between the Fund and the John Hancock Government Income Fund ("Government Income Fund") providing for the transfer of substantially all the assets and liabilities of the Fund to the Government Income Fund in exchange solely for the shares of beneficial interest of the Government Income Fund. After this transaction and as of the close of business on December 4, 1998, the Fund was terminated. The financial statements herein reflect the position of the Fund prior to the exchange of net assets and termination of the Fund.
     Significant accounting policies of the Fund were as follows:
VALUATION OF INVESTMENTS Securities in the Fund's portfolio were valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days were valued at amortized cost, which approximated market value.
JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., participated in a joint repurchase agreement transaction. Aggregate cash balances were invested in one or more repurchase agreements, whose underlying securities were obligations of the U.S. government and/or its agencies. The Fund's custodian bank received delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser was responsible for ensuring that the agreement was fully collateralized at all times.
INVESTMENT TRANSACTIONS Investment transactions were recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments were determined on the identified cost basis.
FEDERAL INCOME TAXES The Fund qualified as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and was not be subject to federal income tax on taxable income which was distributed to shareholders. Therefore, no federal income tax provision was required. For federal income tax purposes, at December 4, 1998, the Fund had $38,162,046 of capital loss carryforwards available, to the extent provided by regulations, to offset future net realized capital gains. These carryforwards will be transferred to Government Income Fund and if such carryforwards are used, no capital gains distribution will be made. The carryforwards expire as follows:
May 31, 2002 - $5,692,773, May 31, 2003 - $26,193,155, May 31, 2004 - $3,597,046
and May 31, 2005 - $2,679,072.
DIVIDENDS, INTEREST AND DISTRIBUTIONS Dividend income on investment securities was recorded on the ex-dividend date. Interest income on investment securities was recorded on the accrual basis.
The Fund recorded all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions were determined in conformity with income tax regulations, which could have differed from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares were calculated in the same manner, at the same time and were in the same amount, except for the effect of expenses that could have been applied differently to each class.

DISCOUNT ON SECURITIES The Fund accreted discount from par value on securities from either the date of issue or the date of purchase over the life of the security, as required by the Internal Revenue Code.
CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) were determined at the Fund level and allocated daily to each class of shares based on the relative net assets of the respective classes. Distribution and service fees, if any, were calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.
USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporated estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates. EXPENSES The majority of the expenses of the Trust were directly identifiable to an individual fund. Expenses which were not readily identifiable to a specific fund were allocated in such manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.
BANK BORROWINGS The Fund was permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might have required the untimely disposition of securities. These agreements enabled the Fund to participate with other funds managed by the Adviser in unsecured lines of credit with banks which permitted borrowings up to $800 million, collectively. Interest was charged to each fund, based on its borrowing, at a rate equal to 0.50% over the Fed Funds Rate. In addition, a commitment fee, at rates ranging from 0.070% to 0.075% per annum based on the average daily unused portion of the lines of credit, was allocated among the participating funds. The Fund had no borrowing activity for the period ended December 4, 1998.
FINANCIAL FUTURES CONTRACTS The Fund could buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. At the time the Fund entered into a financial futures contract, it was required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract was valued at the official settlement price on the board of trade or U.S. commodities exchange on which it traded. Subsequent payments, known as "variation margin," to and from the broker were made on a daily basis as the market price of the financial futures contract fluctuated. Daily variation margin adjustments, which arose from this "mark to market," were recorded by the Fund as unrealized gains or losses.
         When the contracts were closed, the Fund recognized a gain or loss. Risks of entering into futures contracts included the possibility that there was an illiquid market and/or that a change in the value of the contracts may not have correlated with changes in the value of the underlying securities. In addition, the Fund could have prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.
         For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses could have been affected as a result of futures contracts.
              At December 4, 1998, there were no open positions in financial futures contracts.
OPTIONS Listed options were valued at the last quoted sales price on the exchange on which they were primarily traded. Over-the-counter options were valued at the mean between the last bid and asked prices. Upon the writing of a call or put option, an amount equal to the premium received by the Fund would have been included in the Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability would have been subsequently marked to market to reflect the current market value of the written option.
         The Fund could have used option contracts to manage its exposure to the stock market. Writing puts and buying calls would have tended to increase the Fund's exposure to the underlying instrument and buying puts and writing calls would have tended to decrease the Fund's exposure to the underlying instrument, or have hedged other Fund investments.
         The maximum exposure to loss for any purchased options would have been limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value would reflect the maximum exposure of the Fund in these contracts, but the actual exposure would be limited to the change in value of the contract over the period the contract remains open.

         Risks may have also arose if counterparties did not perform under the contract's terms ("credit risk"), or if the Fund was unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options had minimal credit risk as the exchanges acted as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund continuously monitored the creditworthiness of all its counterparties.
              At any particular time, except for purchased options, market or credit risk may have involved amounts in excess of those reflected in the Fund's period-end Statement of Assets and Liabilities.
         There were no written option transactions for the period ended December 4, 1998.

NOTE B --
MANAGEMENT FEE AND TRANSACTIONS WITH
AFFILIATES AND OTHERS
Under the investment management contract, the Fund paid a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.50% of the first $500,000,000 of the Fund's average daily net asset value, and (b) 0.45% of the Fund's average daily net asset value in excess of $500,000,000.
                  John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser, acted as a distributor for shares of the Fund. For the period ended December 4, 1998, net sales charges received on sales of Class A shares of the Fund amounted to $93,152. Of this amount, $11,597 was retained and used for printing prospectuses, advertising, sales literature, and other purposes, $15,946 was paid as sales commissions to unrelated broker-dealers and $65,609 was paid as sales commissions to sales personnel of Signator Investors, a related broker-dealer. The Adviser's indirect parent, John Hancock Mutual Life Insurance Company (JHMLICo"), is the indirect sole shareholder of Signator Investors.
         Class B shares which were redeemed within six years of purchase were subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC were paid to JH Funds and were used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended December 4, 1998 the contingent deferred sales charges received by JH Funds amounted to $89,972.
         In addition, to reimburse JH Funds for the services it provided as distributors of shares of the Fund, the Fund had adopted Distribution Plans with respect to Class A and Class B pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund made payments to JH Funds for distribution and service expenses, at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B average daily net assets to reimburse JH Funds for its distribution and service costs. Up to a maximum of 0.25% of such payments may have been service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances
         The Fund had a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHMLICo. The Fund paid transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.
         The Fund had an agreement with the Adviser to perform necessary tax and financial management services for the Fund. The compensation for the period was at an annual rate of less than 0.02% of the average net assets of the Fund.
         Mr. Edward J. Boudreau, Jr., Ms. Anne C. Hodsdon and Mr. Richard S. Scipione were directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees was borne by the Fund. The unaffiliated Trustees could have elected to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund made investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability were recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset were always equal and were marked to marketed on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. At December 4, 1998, the Fund's investments to cover the deferred compensation liability had unrealized appreciation of $2,740.

NOTE C --
INVESTMENT TRANSACTIONS
Purchases and proceeds from sales and maturities of obligations of the U.S. government and its agencies, other than short-term securities, during the period ended December 4, 1998 aggregated $531,151,335 and $510,544,690, respectively.
         The cost of investments owned at December 4, 1998 (excluding corporate savings account) for federal income tax purposes was $409,427,038. Gross unrealized appreciation and depreciation of investments aggregated $12,263,708 and $1,048,316, respectively, resulting in net unrealized appreciation of $11,215,392.

NOTE D -
RECLASSIFICATION OF ACCOUNTS
During the period ended December 4, 1998, the Fund had reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $97,455, an increase in distributions in excess of net investment income of $9,172 and a decrease in capital paid-in of $88,283. This represented the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of December 4, 1998. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which had no impact on the net asset value of the Fund, were primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights excluded these adjustments.